Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Total revenue	$ 226,709	$ 201,517	$ 157,620
Total cost	(59,418)	(60,949)	(52,832)
Gross profit	167,291	140,568	104,788
Operating expenses
General and administrative	(34,431)	(33,673)	(28,348)
Sales and marketing	(67,862)	(59,461)	(67,798)
Research and development	(53,620)	(60,116)	(57,205)
Other losses	(1,275)	(1,920)	(1,356)
Income (loss) from operation	10,103	(14,602)	(49,919)
Financial income	33,142	46,374	23,770
Financial expense	(33,584)	(43,367)	(31,401)
Financial result, net	(442)	3,007	(7,631)
Equity results	2	1,008	1,106
Income (loss) before income tax	9,663	(10,587)	(56,444)
Income tax
Current	(1,414)	(5,182)	(877)
Deferred	3,746	2,075	4,902
Total income tax	2,332	(3,107)	4,025
Net loss for the year	11,995	(13,694)	(52,419)
Attributable to controlling shareholders	11,998	(13,687)	(52,418)
Non-controlling interest	$ (3)	$ (7)	$ (1)
Loss per share
Basic loss per share	$ 0.065	$ (0.073)	$ (0.275)
Diluted loss per share	$ 0.062	$ (0.073)	$ (0.275)
Subscription revenue [Member]
Statements [Line Items]
Total revenue	$ 217,706	$ 190,302	$ 148,475
Services revenue [Member]
Statements [Line Items]
Total revenue	9,003	11,215	9,145
Subscription cost [Member]
Statements [Line Items]
Total cost	(47,648)	(45,420)	(41,408)
Services cost [Member]
Statements [Line Items]
Total cost	$ (11,770)	$ (15,529)	$ (11,424)